Other information about investments - Parent company (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Parent
Share capital	€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Parent
Share capital	€ 4,005,358,876	€ 4,005,358,876
ENI SpA
Parent
Registered office	Rome
Country of operation	Italy
Share capital	€ 4,005,358,876
ENI SpA | Cassa Depositi ePrestiti SpA
Parent
Percentage of interest held in reporting entity	27.73%
ENI SpA | Ministero dell Economia e delle Finanze
Parent
Percentage of interest held in reporting entity	4.67%
ENI SpA | ENI SpA
Parent
Percentage of interest held in reporting entity	4.65%
ENI SpA | Other Shareholders
Parent
Percentage of interest held in reporting entity	62.95%